Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents	$ 349	$ 1,972
Restricted cash		501
Accounts receivable, net	239	417
Advance to suppliers, net	6,904	6,513
Inventories	1,387	3,270
Prepayments, receivables and other assets, net	7,430	8,120
Amounts due from related parties, net	61	294
Total current assets	16,370	21,087
Non-current assets
Property, equipment and software, net	353	427
Operating lease right-of-use assets	215	343
Total non-current assets	568	770
TOTAL ASSETS	16,938	21,857
Current liabilities
Short-term borrowings	8,546	8,131
Convertible bonds	4,203	4,346
Accounts payable	2,092	2,868
Deferred revenues	4,187	6,545
Accrued expenses and other current liabilities	16,025	17,189
Payable to redeemable non-controlling interests		16,616
Lease liabilities, current	160	530
Total current liabilities	35,415	56,992
Non-current liabilities
Lease liabilities, non-current		42
Total non-current liabilities		42
TOTAL LIABILITIES	35,415	57,034
Commitments and contingencies (Note 18)
Shareholders’ deficit
Additional paid-in capital	89,332	84,824
Accumulated deficit	(134,771)	(129,532)
Accumulated other comprehensive income	12,115	10,967
Total AUTOZI shareholders’ deficit	(33,324)	(33,741)
Non-controlling interests	14,847	(1,436)
Total shareholders’ deficit	(18,477)	(35,177)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	16,938	21,857
Common Class A [Member]
Shareholders’ deficit
Ordinary shares, value
Common Class B [Member]
Shareholders’ deficit
Ordinary shares, value
Related Party [Member]
Current assets
Amounts due from related parties, net	61	294
Current liabilities
Amounts due to related parties	$ 202	$ 767